Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2023	$ 690
2024	654
2025	646
2026	643
2027	640
2028-2032	3,052
Pension benefits nonqualified [Member]
Future Benefit Payments:
2023	43
2024	42
2025	40
2026	38
2027	37
2028-2032	155
Other benefits [Member]
Future Benefit Payments:
2023	31
2024	30
2025	30
2026	28
2027	27
2028-2032	$ 119